6. Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 3,031,808	R$ 3,313,721
Allowance for doubtful accounts	(464,745)	(370,452)	R$ (351,381)
Trade receivables	2,567,063	2,943,269
Current portion	2,540,856	2,919,177
Non-current portion	26,207	24,092
Billed services [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	1,390,616	1,175,091
Unbilled services [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	610,570	653,333
Network use [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	367,894	527,179
Sale of goods [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	661,180	956,056
Other accounts receivable [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 1,548	R$ 2,062